Assets Held For Sale (detail) $ in Thousands	Mar. 31, 2016 USD ($)
Assets Held For Sale Not Part Of Disposal Group Current [Abstract]
Assets Held For Sale	$ 5,025
Northwest Processing Facility [Member]
Assets Held For Sale Not Part Of Disposal Group Current [Abstract]
Assets Held For Sale	$ 5,000
Assets Percentage	0.60%